Financial risk management (Details) $ in Millions, $ in Millions	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)
Current assets member
IfrsStatementLineItems [Line Items]
Foreign currency balance assets	$ 17,908		$ 11,806
Total assets member
IfrsStatementLineItems [Line Items]
Foreign currency balance assets	17,908		11,806
Noncurrent liabilities member
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities	$ 14,537		0
Noncurrent liabilities member | Borrowing member
IfrsStatementLineItems [Line Items]
Amount of foreign currency		$ 82.1
Exchange rate	177.160	177.160
Foreign currency balance liabilities		$ 14,537.0		$ 0.0
Current liabilities member
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities	$ 3,586		24,392
Current liabilities member | Borrowing member
IfrsStatementLineItems [Line Items]
Amount of foreign currency		$ 1.0
Exchange rate	177.160	177.160
Foreign currency balance liabilities		$ 184.0		19,989.0
Current liabilities member | Trade payables2 member
IfrsStatementLineItems [Line Items]
Amount of foreign currency		$ 17.7
Exchange rate	177.160	177.160
Foreign currency balance liabilities		$ 3,136.0		2,402.0
Current liabilities member | Other payables member
IfrsStatementLineItems [Line Items]
Amount of foreign currency		$ 1.3
Exchange rate	177.160	177.160
Foreign currency balance liabilities		$ 228.0		2,001.0
Total liabilities member
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities	$ 18,123		$ 24,392
Other receivables member | Current assets member
IfrsStatementLineItems [Line Items]
Amount of foreign currency		$ 19.3
Exchange rate	176.960	176.960
Foreign currency balance assets		$ 3,415.0		201.0
Financial assets at fair value through profit or loss, category [member] | Current assets member
IfrsStatementLineItems [Line Items]
Amount of foreign currency		$ 81.7
Exchange rate	176.960	176.960
Foreign currency balance assets		$ 14,458.0		9,203.0
Cash and equivalents member | Current assets member
IfrsStatementLineItems [Line Items]
Amount of foreign currency		$ 0.2
Exchange rate	176.960	176.960
Foreign currency balance assets		$ 35.0		$ 2,402.0